UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-583-0540
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland January 31, 2007

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	59

Form 13F Information Table Value Total:	137009

List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcatel-Lucent                 COM              013904305     1451   102047 SH       SOLE                   102047
Altria Group Inc               COM              02209S103      369     4300 SH       SOLE                     4300
American Express Comp          COM              025816109     2882    47500 SH       SOLE                    47500
Amgen Inc.                     COM              031162100     2970    43477 SH       SOLE                    43477
Apple Computer Inc.            COM              037833100      378     4450 SH       SOLE                     4450
Applied Materials              COM              038222105     2475   134150 SH       SOLE                   134150
Ariel Corp                     COM              04033M104        0    10000 SH       SOLE                    10000
Barr Laboratories Inc          COM              068306109     6033   120379 SH       SOLE                   120379
Bristol-Myers Squibb           COM              110122108     2407    91468 SH       SOLE                    91468
CIGNA Corporation              COM              125509109      214     1626 SH       SOLE                     1626
Ciber Inc.                     COM              17163B102     1559   229900 SH       SOLE                   229900
Citigroup, Inc.                COM              172967101     4151    74521 SH       SOLE                    74521
Computer Sciences Cor          COM              205363104     3229    60500 SH       SOLE                    60500
Conseco, Inc.                  COM              208464883     1999   100043 SH       SOLE                   100043
Costco Wholesale Corp          COM              22160K105     4253    80440 SH       SOLE                    80440
Deere & Company                COM              244199105      238     2500 SH       SOLE                     2500
DuPont de Nemour               COM              263534109     3299    67725 SH       SOLE                    67725
ElkCorp                        COM              287456107     3539    86125 SH       SOLE                    86125
Exxon Mobil Corporati          COM              30231G102     5260    68635 SH       SOLE                    68635
Gap Inc.                       COM              364760108     1946    99800 SH       SOLE                    99800
General Electric Co            COM              369604103     4119   110691 SH       SOLE                   110691
General Motors Corp.           COM              370442105     2330    75848 SH       SOLE                    75848
Graftech Internatioal Ltd      COM              384313102     2043   295300 SH       SOLE                   295300
Hartford Fincl Services        COM              416515104     3709    39750 SH       SOLE                    39750
Honeywell Intl Inc             COM              438516106     3669    81109 SH       SOLE                    81109
IBM Corp                       COM              459200101     4444    45740 SH       SOLE                    45740
Intel Corporation              COM              458140100     3807   188019 SH       SOLE                   188019
JPMorgan Chase & Co            COM              46625H100     3775    78148 SH       SOLE                    78148
Johnson & Johnson              COM              478160104      228     3455 SH       SOLE                     3455
Lowes Companies Inc.           COM              548661107     1988    63830 SH       SOLE                    63830
Marsh & McLennan Cos           COM              571748102     2662    86825 SH       SOLE                    86825
Merck & Co. Inc.               COM              589331107      231     5300 SH       SOLE                     5300
Micron Technology Inc          COM              595112103     2429   174000 SH       SOLE                   174000
Microsoft Corporation          COM              594918104     2903    97228 SH       SOLE                    97228
Morgan Stanley                 COM              617446448     4354    53475 SH       SOLE                    53475
Motorola Inc.                  COM              620076109     3919   190635 SH       SOLE                   190635
Nokia Corporation              COM              654902204     2803   137950 SH       SOLE                   137950
NutriSystem Inc                COM              67069D108     1141    18000 SH       SOLE                    18000
Palm, Inc.                     COM              696643105      203    14374 SH       SOLE                    14374
PepsiCo Inc.                   COM              713448108      272     4344 SH       SOLE                     4344
Pfizer Inc.                    COM              717081103     3041   117417 SH       SOLE                   117417
Restr Edge Tech Inc Cl B       COM              279990972        0    25000 SH       SOLE                    25000
Restricted Ariel Corp          COM              04033M104        0    20000 SH       SOLE                    20000
Southern Company               COM              842587107      242     6554 SH       SOLE                     6554
Storage Computer Corp.         COM              86211A101        1   689975 SH       SOLE                   689975
Target Corporation             COM              87612E106     1223    21432 SH       SOLE                    21432
Telkonet                       COM              879604106     1446   541700 SH       SOLE                   541700
Texas Instruments              COM              882508104     3283   114000 SH       SOLE                   114000
Time Warner Inc                COM              887317105     1370    62905 SH       SOLE                    62905
Tyco Intl Ltd                  COM              902124106     4674   153735 SH       SOLE                   153735
UNUM Provident Corp.           COM              91529Y106     3865   185976 SH       SOLE                   185976
Verizon Communication          COM              92343V104     4294   115307 SH       SOLE                   115307
Wells Fargo & Co               COM              949746101      206     5794 SH       SOLE                     5794
Windstream Corp                COM              97381W104     3167   222700 SH       SOLE                   222700
Wyndham World Wide Corp        COM              98310W108      679    21199 SH       SOLE                    21199
Xerox Corporation              COM              984121103     4098   241750 SH       SOLE                   241750
Yahoo! Inc.                    COM              984332106     1421    55650 SH       SOLE                    55650
eBay Inc.                      COM              278642103     4319   143615 SH       SOLE                   143615
Hechinger                                       422660AB6        0    15000 SH       SOLE                    15000